Business Combinations - Summary of Fair Values of the Assets Acquired and Liabilities (Details)			12 Months Ended
	Nov. 30, 2019 CNY (¥)	Apr. 04, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Intangible assets
Goodwill			¥ 5,787,068	¥ 100,231,487	$ 15,361,147	¥ 100,078,236	$ 15,337,660
Argyle Group
Business Acquisition [Line Items]
Current assets		¥ 3,777,860
Property and equipment		1,013,378
Intangible assets
Goodwill		42,198,903
Current liabilities		(7,618,079)
Deferred tax liabilities		(57,625,000)
Non current liabilities		(15,642,000)
Noncontrolling interest		(70,455,096)
Total		¥ 126,819,172
Argyle Group | Minimum
Intangible assets
Amortization Period		3 years
Argyle Group | Maximum
Intangible assets
Amortization Period		17 years
Argyle Group | Trademark
Intangible assets
Intangible assets		¥ 230,500,000
Amortization Period		Indefinite life
Argyle Group | Purchased Software
Intangible assets
Intangible assets		¥ 669,206
Argyle Group | Purchased Software | Minimum
Intangible assets
Amortization Period		4 years
Argyle Group | Purchased Software | Maximum
Intangible assets
Amortization Period		7 years
Urban Hotel Group
Business Acquisition [Line Items]
Current assets	¥ 50,482,296
Property and equipment	6,913,189
Intangible assets
Goodwill	49,037,577
Current liabilities	(19,831,341)
Deferred tax liabilities	(58,225,000)
Non current liabilities	(11,517,000)
Noncontrolling interest	(67,981,964)
Total	190,349,496
Deferred tax assets	4,000,000
Other assets	¥ 4,537,000
Urban Hotel Group | Minimum
Intangible assets
Amortization Period	3 years
Urban Hotel Group | Maximum
Intangible assets
Amortization Period	10 years
Urban Hotel Group | Trademark
Intangible assets
Intangible assets	¥ 212,800,000
Amortization Period	Indefinite life
Urban Hotel Group | Favorable Leases
Intangible assets
Intangible assets	¥ 20,100,000
Amortization Period	Remaining lease terms
Urban Hotel Group | Purchased Software
Intangible assets
Intangible assets	¥ 34,739
Amortization Period	2 years
2018 Business Combinations
Business Acquisition [Line Items]
Current assets			11,520,969
Property and equipment			32,618,088
Intangible assets
Goodwill			2,827,885
Current liabilities			(18,636,959)
Deferred tax liabilities			(5,406,250)
Noncontrolling interest			(8,509,857)
Total			¥ 36,038,876
2018 Business Combinations | Minimum
Intangible assets
Amortization Period			3 years
2018 Business Combinations | Maximum
Intangible assets
Amortization Period			17 years
2018 Business Combinations | Trademark
Intangible assets
Intangible assets			¥ 1,530,000
Amortization Period			Remaining beneficial period
2018 Business Combinations | Favorable Leases
Intangible assets
Intangible assets			¥ 20,095,000
Amortization Period			Remaining lease terms